Employee Benefit Plans (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Retirement Benefits [Abstract]
Employer contributions to defined benefit pension	$ 0.3	$ 0.3	$ 0.6	$ 0.7
Employer contribution (percent)			4.00%
Employer contributions	$ 0.1	$ 0.1	$ 0.1	$ 0.1